Financial instruments (Details 9) (CHF) In Millions, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Financial instruments (CHF million)
Cash and Due from Banks	475	571
Interest-bearing deposits with banks	4,258	4,193
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	226,855	236,935
Loans	224,604	219,434
Other assets	77,374	78,080
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(189,266)	(176,559)
Short-term borrowings	(19,184)	(26,116)
Long-term debt	(153,862)	(161,353)
Other liabilities	(61,657)	(62,167)
Aggregate fair value
Loans (CHF million)
Non-interest-earning loans	895	807
Financial instruments (CHF million)
Interest-bearing deposits with banks	624	405
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	148,721	158,673
Loans	20,515	20,693
Other assets	21,941	20,511
Due to banks and customer deposits	(729)	(610)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(143,714)	(136,483)
Short-term borrowings	(4,456)	(3,547)
Long-term debt	(65,018)	(68,036)
Other liabilities	(4,892)	(5,730)
Aggregate unpaid principal
Loans (CHF million)
Non-interest-earning loans	3,712	3,277
Financial instruments (CHF million)
Interest-bearing deposits with banks	613	404
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	148,075	157,889
Loans	20,776	21,381
Other assets	30,081	30,778
Due to banks and customer deposits	(703)	(620)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(143,617)	(136,396)
Short-term borrowings	(4,524)	(3,681)
Long-term debt	(69,293)	(77,000)
Other liabilities	(7,476)	(8,210)
Difference
Loans (CHF million)
Non-interest-earning loans	(2,817)	(2,470)
Financial instruments (CHF million)
Interest-bearing deposits with banks	11	1
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	646	784
Loans	(261)	(688)
Other assets	(8,140)	(10,267)
Due to banks and customer deposits	(26)	10
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(97)	(87)
Short-term borrowings	68	134
Long-term debt	4,275	8,964
Other liabilities	2,584	2,480